REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of Revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2025	2024	2023
Gas Transmission	$1,430	$1,357	$1,483
Distribution	592	512	397
Leasing	1,374	1,568	385
Connections	244	192	200
Other	28	37	38
Total	$3,668	$3,666	$2,503
The following table disaggregates revenues by geographical region:

	For the year ended December 31,
US$ MILLIONS	2025	2024	2023
Brazil	$1,433	$1,359	$1,483
United Kingdom	868	746	635
United States	40	41	12
France	263	307	70
Switzerland	294	311	71
Singapore	287	318	54
China	109	124	51
Denmark	157	179	40
Hong Kong	68	88	17
Germany	37	46	12
Other	112	147	58
	$3,668	$3,666	$2,503

	As of
US$ MILLIONS	Dec. 31, 2025	Dec. 31, 2024
United Kingdom	$7,080	$5,916
Brazil	3,170	2,950
Switzerland	2,144	1,897
France	1,962	1,881
Singapore	2,124	2,092
China	1,339	1,041
Denmark	1,177	1,097
United States	337	295
Other Asia	872	814
Other Europe	19	17
Other	855	823
	$21,079	$18,823